Details of Significant Accounts - Share Capital - Capital Surplus (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Additional Paid-in Capital	$ 554,209	$ 308
Other
Employees' stock option cost	2,162	2,563
Directors' share-based compensation	58
Subtotal	2,220	2,563
Capital surplus	$ 556,429	$ 2,871